INVESTMENTS (NET UNREALIZED GAINS (LOSSES)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net unrealized gains (losses) arising during the year	$ (13)	$ 11	$ (58)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	7	(44)
Net Unrealized Gains (Losses) On Investments | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	29	5
Net unrealized gains (losses) arising during the year	(24)	17
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(1)	7
Balance, End of Year	4	29	5
DAC and VOBA | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(2)	12
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	(14)
Balance, End of Year	(2)	(2)	12
Deferred Income Tax Asset Liability | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(9)	(6)
Impact of net unrealized investment gains (losses) on Deferred income taxes	9	(3)
Balance, End of Year	0	(9)	(6)
AOCI Gain Losses Related To Net Unrealized Investment Gains Losses | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	18	11
Net unrealized gains (losses) arising during the year	(24)	17
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(1)	7
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	(14)
Impact of net unrealized investment gains (losses) on Deferred income taxes	9	(3)
Balance, End of Year	2	18	11
Fixed Maturities
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	28
Balance, End of Year	8	28
Fixed Maturities | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(1)
Balance, End of Year	4	(1)
Fixed Maturities | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	29
Balance, End of Year	4	29
Fixed Maturities | Net Unrealized Gains (Losses) On Investments | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(1)	(4)
Net unrealized gains (losses) arising during the year	4	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	1	3
Balance, End of Year	4	(1)	(4)
Fixed Maturities | DAC and VOBA | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	0	(1)
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	1
Balance, End of Year	0	0	(1)
Fixed Maturities | Deferred Income Tax Asset Liability | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	0	2
Impact of net unrealized investment gains (losses) on Deferred income taxes	(2)	(2)
Balance, End of Year	(2)	0	2
Fixed Maturities | AOCI Gain Losses Related To Net Unrealized Investment Gains Losses | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(1)	(3)
Net unrealized gains (losses) arising during the year	4	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	1	3
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	0	1
Impact of net unrealized investment gains (losses) on Deferred income taxes	(2)	(2)
Balance, End of Year	$ 2	$ (1)	$ (3)